Intangible Assets	12 Months Ended
Dec. 31, 2012
Intangible Assets
6.	INTANGIBLE ASSETS

	2011	2012
	RMB	RMB
Computer equipment software	20,353	21,448
Acquired training licenses	3,522	3,522
Less: Accumulated amortization	(19,585)	(21,051)

Net book value	4,290	3,919

Amortization expense was RMB2,061, RMB1,615 and RMB1,500 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company will record estimated amortization expenses of RMB1,680, RMB1,152, RMB598, RMB291 and RMB198 for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.